Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net loss	$ (2,040,672)	$ (6,336,125)	$ (13,236,900)	$ (23,810,996)
Adjustments to reconcile net loss to net cash used by operating activities:
Common stock issued for services		145,301	145,301	818,231
Stock option and warrant expense	146,754	730,997	877,751	1,293,932
Depreciation	4,823	5,535	10,220	45,072
Amortization of intangible assets	326,467	557,976	1,114,349	1,120,617
Gain on settlement of liabilities		1,228,805	(1,228,805)	(70,757)
Loss on sale of property and equipment		17,814	17,814	1,349
Loss on sale of intangible asset			(460,383)
Loss on impairment of goodwill		740,912	740,912
Accounts receivable	(2,800)
Loss on Impairment of goodwill and intangible assets			6,054,552
Changes in operating assets and liabilities
Prepaid expenses and other current assets	48,610	(43,609)	310,617	657,366
Accounts payable and accrued expenses	(27,105)	(4,761,865)	(3,096,939)	654,214
Net Cash Used in Operating Activities	(1,543,923)	(7,714,259)	(9,492,423)	(19,290,972)
INVESTING ACTIVITIES
Purchase of property and equipment	(4,069)			(4,833)
Proceeds from sale of property and equipment and intangible assets			528,038	93,285
Net Cash Used in Investing Activities	(4,069)		528,038	88,452
FINANCING ACTIVITIES
Proceeds for issuance of common stock for cash				19,580,651
Proceeds from warrants exercised for cash		270,000	270,000	118,801
Repayments of short-term notes payable	(73,217)	(141,579)	(356,264)	(242,737)
Net Cash Provided by/(Used in) Financing Activities	(73,217)	128,421	(86,264)	19,456,715
NET CHANGE IN CASH	(1,621,209)	(7,585,838)	(9,050,649)	254,195
CASH AT BEGINNING OF PERIOD	3,750,436	12,801,085	12,801,085	12,546,890
CASH AT END OF PERIOD	2,129,227	5,215,247	3,750,436	12,801,085
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	$ 779	2,899	10,206	8,617
Income Taxes
NON CASH FINANCING ACTIVITIES:
Financing of insurance premiums through issuance of short term notes		$ 323,904	323,094	261,326
Subscriptions receivable from exercise of warrants
Stock cancellation related to employee resignation				$ 2